Dreyfus
      Institutional Cash
      Advantage Fund

      SEMIANNUAL REPORT October 31, 2002

                                                  You, Your Advisor and Dreyfus
                                                  A Mellon Financial Company

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                            Cash Advantage Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We present this semiannual report for Dreyfus Institutional Cash Advantage Fund. Between the fund's inception on June 3, 2002 and the end of its semiannual reporting period on October 31, 2002, the fund produced annualized yields of 1.60% for Administrative shares, 1.27% for Participant shares, 1.67% for Institutional shares and 1.42% for Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 1.62% for Administrative shares, 1.28% for Participant shares, 1.68% for Institutional shares and 1.43% for Investor shares.(1)

The Economy

During the reporting period, the fund was primarily affected by low interest rates, a weak economy and changing expectations of future interest-rate movements.

When the reporting period began, the U.S. economy had begun to recover from the recession and the September 11 terrorist attacks. The Federal Reserve Board (the "Fed") had reacted quickly and decisively to the attacks, reducing the benchmark federal funds rate aggressively in an effort to rekindle economic growth. As a result, the reporting period began with a federal funds rate of 1.75%, its lowest level in 40 years.

An economic recovery indeed began in early 2002, and many fixed-income investors reacted as if rate hikes would be imminent. However, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain. In fact, as time passed, the recovery proved to be weaker and more uneven than most investors had hoped. Jobless claims increased in May, indicating that businesses continued to reduce costs through layoffs. For their part, consumers began to spend at a slower rate. As a result, the economic growth rate declined from 5.0% in the first quarter to just 1.1% in the second quarter, according to government estimates.

The economy continued to give mixed signals in June and July, and investors began to push back their expectation of the timing of eventual rate hikes. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's numbers revealed a drop in the index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions further reduced expectations for a sustainable economic recovery.

Numbers released in August remained mixed. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets for major purchases. At the same time, productivity for the second quarter of 2002 was higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic. As a result, at its August meeting the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

While the economy lost 43,000 jobs in September, the unemployment rate actually fell from 5.8% to 5.6%. Similarly, a key index of manufacturing output suggested continuing weakness in that sector, but factory orders rose during the month. Despite these mixed signals, more investors began to believe that the Fed's next move would be toward higher rates, not lower ones.

The extent of the economy's weakness became more apparent in October, when consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the workweek declined, as did the number of temporary workers employed. Finally, the advance report for gross domestic product in the third quarter came in at 3.1%, which was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

                                                             The Fund

Indeed, just a few days after the end of the reporting period, the Fed cut the federal funds rate by 50 basis points, suggesting that the economy had hit a "soft spot" because of factors including the threat of war with Iraq and corporate scandals.

Market Environment/Portfolio Focus

In this environment, the fund ended the reporting period with a weighted average maturity of approximately 19 days. This relatively short weighted average maturity reflects our efforts to build a diversified portfolio of money market securities since the fund's inception and is not a result of strategic positioning. As we put the fund's assets to work, we may change the fund's composition and weighted average maturity to reflect prevailing market conditions and our outlook for the U.S. economy.


[PATRICIA LARKIN SIGNATURE LOGO]


    Patricia A. Larkin

    Senior Portfolio Manager

November 15, 2002

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


STATEMENT OF INVESTMENTS

October 31, 2002 (Unaudited)

                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--26.9%                                               Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

   1.75%, 11/18/2002                                                                         10,000,000                10,000,000

Bank of Nova Scotia (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000                 5,000,000

Barclays Bank PLC (London)

   1.75%, 12/18/2002                                                                          5,000,000                 5,000,130

Bayerische Hypo-und Vereinsbank AG (Yankee)

   1.77%, 11/7/2002                                                                           5,000,000                 5,000,008

Credit Agricole Indosuez S.A. (Yankee)

   1.75%, 12/5/2002                                                                          10,000,000                10,000,000

Dresdner Bank AG (London)

   1.76%, 12/23/2002                                                                         10,000,000                10,000,144

Kredietbank N.A. (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000                 5,000,008

Lloyds TSB Bank PLC (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000                 5,000,008

Societe Generale (London)

   1.75%, 12/16/2002                                                                         10,000,000                 9,999,374

Svenska Handelsbanken (London)

   1.78%, 12/23/2002                                                                         10,000,000                10,000,145

Westdeutsche Landesbank Girozentrale (Yankee)

   1.75%, 12/16/2002                                                                         10,000,000                10,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $84,999,817)                                                                                                  84,999,817
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--31.6%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

   1.68%, 12/17/2002                                                                         10,000,000                 9,978,597

American General Finance Corp.

   1.69%, 12/6/2002                                                                          10,000,000                 9,983,569

Barclays U.S. Funding Corp.

   1.75%, 11/7/2002                                                                           5,000,000                 4,998,542

Bear Stearns Cos. Inc.

   1.79%, 12/23/2002                                                                         10,000,000                 9,974,289

Canadian Imperial Holdings Inc.

   1.76%, 11/4/2002--11/19/2002                                                              10,000,000                 9,994,873

Danske Corp. Inc.

   1.76%, 11/18/2002                                                                         10,000,000                 9,991,689

General Electric Capital Corp.

   1.73%, 11/5/2002                                                                           5,000,000                 4,999,039

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
COMMERCIAL PAPER (CONTINUED)                                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

General Electric Capital Services Inc.

   1.75%, 11/7/2002                                                                           5,000,000                 4,998,542

General Electric Co.

   1.72%, 12/16/2002                                                                         10,000,000                 9,978,625

ING (US) Funding LLC

   1.76%, 11/26/2002                                                                          5,000,000                 4,993,889

Morgan Stanley & Co. Inc.

   1.76%, 11/22/2002                                                                         10,000,000                 9,989,733

Prudential Funding LLC

   1.70%, 12/13/2002                                                                         10,000,000                 9,980,283

TOTAL COMMERCIAL PAPER
   (cost $99,861,670)                                                                                                  99,861,670
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--1.6%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

  1.70%, 11/7/2002
   (cost $5,000,000)                                                                          5,000,000                 5,000,000
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--40.0%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes

  1.72%, 11/1/2002
   (cost $126,651,000)                                                                      126,651,000               126,651,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $316,512,487)                                                             100.1%              316,512,487

LIABILITIES, LESS CASH AND RECEIVABLES                                                              (.1%)                (370,850)

NET ASSETS                                                                                        100.0%              316,141,637

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           316,512,487   316,512,487

Interest receivable                                                      70,350

                                                                    316,582,837
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            13,109

Cash overdraft due to Custodian                                         428,091

                                                                        441,200
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      316,141,637
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     316,142,994

Accumulated net realized gain (loss) on investments                      (1,357)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      316,141,637

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

INSTITUTIONAL ADVANTAGE SHARES

Net Assets ($)                                                      316,066,193

Shares Outstanding                                                  316,067,549

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

ADMINISTRATIVE ADVANTAGE SHARES

Net Assets ($)                                                           25,166

Shares Outstanding                                                       25,166

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

INVESTOR ADVANTAGE SHARES

Net Assets ($)                                                           25,147

Shares Outstanding                                                       25,147

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

PARTICIPANT ADVANTAGE SHARES

Net Assets ($)                                                           25,131

Shares Outstanding                                                       25,132

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From June 3, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,016,011

EXPENSES:

Management fee--Note 2(a)                                               59,377

Administration fee--Note 2(b)                                           29,690

Distribution fees--Note 2(c):

  Administrative Advantage shares                                            7

  Investor Advantage shares                                                 26

  Participant Advantage shares                                              41

TOTAL EXPENSES                                                          89,141

Less reduction in management fee
  due to undertaking--Note 2(a)                                        (59,377)

NET EXPENSES                                                            29,764

INVESTMENT INCOME--NET                                                 986,247
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($))                 (1,357)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   984,890

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

From June 3, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                 986,247

Net realized gain (loss) on investments                                 (1,357)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                            984,890
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

  Institutional Advantage shares                                      (985,802)

  Administrative Advantage shares                                         (164)

  Investor Advantage shares                                               (150)

  Participant Advantage shares                                            (131)

TOTAL DIVIDENDS                                                       (986,247)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Advantage shares                                 1,409,815,460

  Administrative Advantage shares                                       12,500

  Investor Advantage shares                                             12,500

  Participant Advantage shares                                          12,500

Dividends reinvested:

  Institutional Advantage shares                                           345

  Administrative Advantage shares                                          164

  Investor Advantage shares                                                150

  Participant Advantage shares                                             131

Cost of shares redeemed:

  Institutional Advantage shares                                (1,093,760,756)

INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS                                 316,092,994

TOTAL INCREASE (DECREASE) IN NET ASSETS                            316,091,637
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                     50,000

END OF PERIOD                                                      316,141,637

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from June 3, 2002 (commencement of operations) to October 31, 2002. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                           Institutional           Administrative                Investor             Participant
                                               Advantage                Advantage               Advantage               Advantage
                                                  Shares                   Shares                  Shares                  Shares
                                            Period Ended             Period Ended            Period Ended            Period Ended
                                        October 31, 2002         October 31, 2002        October 31, 2002        October 31, 2002
                                             (Unaudited)              (Unaudited)             (Unaudited)             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00                    1.00                    1.00                    1.00

Investment Operations:

Investment income--net                              .007                    .007                    .006                    .005

Distributions:

Dividends from investment
   income--net                                     (.007)                  (.007)                  (.006)                  (.005)

Net asset value, end of period                      1.00                    1.00                    1.00                    1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    1.67(a)                 1.62(a)                 1.43(a)                 1.28(a)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                .05(a)                  .12(a)                  .30(a)                  .45(a)

Ratio of net investment income
   to average net assets                            1.66(a)                 1.59(a)                 1.41(a)                 1.27(a

Decrease refected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                        .10(a)                  .10(a)                  .10(a)                  .10(a
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($x 1,000)                                    316,066                      25                      25                      25

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the "fund") is a separate, diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company"). The Company had no operations until June 3, 2002 (commencement of operations) other than matters relating to its organization and registration as a open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 12,500 shares of Beneficial Interest ("Initial shares") of each of Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares of each of the fund and to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At October 31, 2002, 100% of the fund's outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $14 during the period ended October 31, 2002 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from June 3, 2002 through October 31, 2002 to waive management fees. The reduction in management fee, pursuant to the undertaking, amounted to $59,377 during the period ended October 31, 2002.

(b) As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administrator fee at the annual rate of .05% of the value of each fund's average daily net assets.

                                                             The Fund

(c) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2002, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $7, $26, and $41, respectively, pursuant to the Plan.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 3--Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund's Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Institutional Cash Advantage Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request to info@dreyfus.com

ON THE INTERNET
Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  093SA1002




      Dreyfus
      Institutional Cash
      Advantage Plus Fund

      SEMIANNUAL REPORT October 31, 2002


                                                  You, Your Advisor and Dreyfus
                                                  A Mellon Financial Company

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                             Institutional Cash
                                                            Advantage Plus Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We present this semiannual report for Dreyfus Institutional Cash Advantage Plus Fund. Between the fund's inception on June 3, 2002 and the end of its semiannual reporting period on October 31, 2002, the fund produced annualized yields of 1.60% for Administrative shares, 1.27% for Participant shares, 1.67% for Institutional shares and 1.42% for Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 1.61% for Administrative shares, 1.28% for Participant shares, 1.68% for Institutional shares and 1.43% for Investor shares.(1)

The Economy

During the reporting period, the fund was primarily affected by low interest rates, a weak economy and changing expectations of future interest-rate movements.

When the reporting period began, the U.S. economy had begun to recover from the recession and the September 11 terrorist attacks. The Federal Reserve Board (the "Fed") had reacted quickly and decisively to the attacks, reducing the benchmark federal funds rate aggressively in an effort to rekindle economic growth. As a result, the reporting period began with a federal funds rate of 1.75%, its lowest level in 40 years.

An economic recovery indeed began in early 2002, and many fixed-income investors reacted as if rate hikes would be imminent. However, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain. In fact, as time passed, the recovery proved to be weaker and more uneven than most investors had hoped. Jobless claims increased in May, indicating that businesses continued to reduce costs through layoffs. For their part, consumers began to spend at a slower rate. As a result, the economic growth rate declined from 5.0% in the first quarter to just 1.1% in the second quarter, according to government estimates.

The economy continued to give mixed signals in June and July, and investors began to push back their expectation of the timing of eventual rate hikes. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's numbers revealed a drop in the index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions further reduced expectations for a sustainable economic recovery.

Numbers released in August remained mixed. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets for major purchases. At the same time, productivity for the second quarter of 2002 was higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic. As a result, at its August meeting the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

While the economy lost 43,000 jobs in September, the unemployment rate actually fell from 5.8% to 5.6%. Similarly, a key index of manufacturing output suggested continuing weakness in that sector, but factory orders rose during the month. Despite these mixed signals, more investors began to believe that the Fed's next move would be toward higher rates, not lower ones.

The extent of the economy's weakness became more apparent in October, when consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the work week declined, as did the number of temporary workers employed. Finally, the advance report for gross domestic product in the third quarter came in at 3.1%, which was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

                                                             The Fund

Indeed, just a few days after the end of the reporting period, the Fed cut the federal funds rate by 50 basis points, suggesting that the economy had hit a "soft spot" because of factors including the threat of war with Iraq and corporate scandals.

Market Environment/Portfolio Focus

In this environment, the fund ended the reporting period with a weighted average maturity of approximately 16 days. This relatively short weighted average maturity reflects our efforts to build a diversified portfolio of money market securities since the fund's inception and is not a result of strategic positioning. As we put the fund's assets to work, we may change the fund's composition and weighted average maturity to reflect prevailing market conditions and our outlook for the U.S. economy.


[PATRICIA A. LARKIN SIGNATURE LOGO]
    Patricia A. Larkin

    Senior Portfolio Manager

November 15, 2002

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


STATEMENT OF INVESTMENTS

October 31, 2002 (Unaudited)

                                                                                             Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--23.7%                                               Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

   1.75%, 11/18/2002                                                                         10,000,000               10,000,000

Bank Of Nova Scotia (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000               5,000,000

Barclays Bank PLC (London)

   1.75%, 12/18/2002                                                                          5,000,000               5,000,130

Bayerische Hypo-und Vereinsbank AG (Yankee)

   1.77%, 11/7/2002                                                                           5,000,000               5,000,008

Dresdner Bank AG (London)

   1.76%, 12/23/2002                                                                         10,000,000               10,000,144

HBOS Treasury Services PLC (London)

   1.76%, 12/23/2002                                                                         10,000,000               10,000,000

Kredietbank N.A. Finance Corp. (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000               5,000,008

Lloyds TSB Bank PLC (Yankee)

   1.72%, 11/7/2002                                                                           5,000,000               5,000,008

Societe Generale (London)

   1.75%, 12/16/2002                                                                         10,000,000               9,999,374

Westdeutsche Landesbank Girozentrale (Yankee)

   1.75%, 12/16/2002                                                                         10,000,000               10,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $74,999,672)                                                                                                 74,999,672
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--28.4%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

   1.68%, 12/17/2002                                                                         10,000,000               9,978,597

American General Finance Corp.

   1.69%, 12/6/2002                                                                          10,000,000               9,983,569

Barclays U.S. Funding Corp.

   1.75%, 11/7/2002                                                                           5,000,000               4,998,542

Canadian Imperial Holdings Inc.

   1.76%, 11/4/2002--11/19/2002                                                              10,000,000               9,994,873

Danske Corp. Inc.

   1.76%, 11/18/2002                                                                         10,000,000               9,991,689

General Electric Capital Corp.

   1.73%, 11/5/2002                                                                           5,000,000               4,999,039

General Electric Capital Services Inc.

   1.75%, 11/7/2002                                                                           5,000,000               4,998,542

General Electric Co.

   1.72%, 12/16/2002                                                                         10,000,000               9,978,625

                                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
COMMERCIAL PAPER (CONTINUED)                                                                  Amount ($)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ING (US) Funding LLC

   1.76%, 11/26/2002                                                                          5,000,000               4,993,889

Morgan Stanley & Co. Inc.

   1.76%, 11/22/2002                                                                         10,000,000               9,989,733

Prudential Funding LLC

   1.70%, 12/13/2002                                                                         10,000,000               9,980,284

TOTAL COMMERCIAL PAPER
   (cost $89,887,382)                                                                                                89,887,382
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--1.6%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

  1.70%, 11/7/2002
   (cost $5,000,000)                                                                          5,000,000               5,000,000
------------------------------------------------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCIES--46.4%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes

  1.72%, 11/1/2002
   (cost $146,623,000)                                                                      146,623,000             146,623,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (cost $316,510,054)                                                                            100.1%            316,510,054

LIABILITIES, LESS CASH AND RECEIVABLES                                                              (.1%)              (368,417)

NET ASSETS                                                                                        100.0%            316,141,637

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           316,510,054   316,510,054

Interest receivable                                                      71,797

                                                                    316,581,851
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            13,847

Cash overdraft due to Custodian                                         426,367

                                                                        440,214
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      316,141,637
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     316,142,993

Accumulated net realized gain (loss) on investments                      (1,356)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      316,141,637

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

INSTITUTIONAL ADVANTAGE SHARES

Net Assets ($)                                                      316,066,194

Shares Outstanding                                                  316,067,549

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

ADMINISTRATIVE ADVANTAGE SHARES

Net Assets ($)                                                           25,165

Shares Outstanding                                                       25,166

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

INVESTOR ADVANTAGE SHARES

Net Assets ($)                                                           25,147

Shares Outstanding                                                       25,147

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

PARTICIPANT ADVANTAGE SHARES

Net Assets ($)                                                           25,131

Shares Outstanding                                                       25,131

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From June 3, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,015,835

EXPENSES:

Management fee--Note 2(a)                                               59,333

Administration fee--Note 2(b)                                           29,667

Distribution fees--Note 2(c):

  Administrative Advantage shares                                            7

  Investor Advantage shares                                                 26

  Participant Advantage shares                                              41

TOTAL EXPENSES                                                          89,074

Less reduction in management fee
  due to undertaking--Note 2(a)                                        (59,333)

NET EXPENSES                                                            29,741

INVESTMENT INCOME--NET                                                 986,094
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  (1,356)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   984,738

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

From June 3, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                 986,094

Net realized gain (loss) on investments                                 (1,356)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                            984,738
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

  Institutional Advantage shares                                      (985,650)

  Administrative Advantage shares                                         (166)

  Investor Advantage shares                                               (147)

  Participant Advantage shares                                            (131)

TOTAL DIVIDENDS                                                       (986,094)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Advantage shares                                 1,409,815,460

  Administrative Advantage shares                                       12,500

  Investor Advantage shares                                             12,500

  Participant Advantage shares                                          12,500

Dividends reinvested:

  Institutional Advantage shares                                           277

  Administrative Advantage shares                                          166

  Investor Advantage shares                                                147

  Participant Advantage shares                                             131

Cost of shares redeemed:

  Institutional Advantage shares                                (1,093,760,688)

INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS                                 316,092,993

TOTAL INCREASE (DECREASE) IN NET ASSETS                            316,091,637
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                     50,000

END OF PERIOD                                                      316,141,637

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from June 3, 2002 (commencement of operations) to October 31, 2002. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                           Institutional           Administrative                Investor           Participant
                                               Advantage                Advantage               Advantage             Advantage
                                                  Shares                   Shares                  Shares                Shares
                                            Period Ended             Period Ended            Period Ended          Period Ended
                                        October 31, 2002         October 31, 2002        October 31, 2002      October 31, 2002
                                             (Unaudited)              (Unaudited)             (Unaudited)           (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00                     1.00                    1.00                 1.00

Investment Operations:

Investment income--net                              .007                     .007                    .006                 .005

Distributions:

Dividends from investment
   income--net                                     (.007)                   (.007)                  (.006)               (.005)

Net asset value, end of period                      1.00                     1.00                    1.00                 1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    1.67(a)                  1.62(a)                 1.43(a)              1.28(a)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                             .05(a)                   .12(a)                  .30(a)                  .45(a)

Ratio of net investment income
   to average net assets                         1.66(a)                  1.59(a)                 1.41(a)                 1.27(a

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                        .10(a)                   .10(a)                  .10(a)                  .10(a)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($x 1,000)                                    316,066                       25                      25                   25

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the "fund") is a separate, diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company"). The Company had no operations until June 3, 2002 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 12,500 shares of Beneficial Interest ("Initial Shares") of each of Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares of each of the fund and to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At October 31, 2002, 100% of the fund's outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administrative fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expense of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. The Manager had undertaken from June 3, 2002 through October 31, 2002 to waive management fee. The reduction in management fee, pursuant to the undertaking amounted to $59,333 during the period ended October 31, 2002.

(b) As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administrative fee at the annual rate of .05% of the value of each fund's average daily net assets.

(c) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate

                                                                        The Fund
annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2002, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $7, $26 and $41, respectively, pursuant to the Plan.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 3--Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund's Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Institutional Cash Advantage Plus Fund 200 Park Avenue
                        New York, NY 10166

                        Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request to info@dreyfus.com

ON THE INTERNET
Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  142SA1002